Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017 USD ($) TDRs	Sep. 30, 2016 USD ($) TDRs	Sep. 30, 2017 USD ($) TDRs	Sep. 30, 2016 USD ($) TDRs	Dec. 31, 2016 USD ($) TDRs	Dec. 31, 2015 USD ($) TDRs	Dec. 31, 2014 USD ($) TDRs
Accounts Notes And Loans Receivable [Line Items]
Loans held for sale		$ 21,835		$ 21,835		$ 17,822	$ 25,413
Nonperforming energy credit transferred to the HFS category at the lower of cost or market value				9,397	$ 309,415	$ 318,868	$ 19,400
Interest income recognized for impaired loans		301	$ 206	926	897
Contractual interest recognized on cash basis		$ 400	$ 200	$ 1,400	$ 1,200
Number of Loans Modified | TDRs		1	4	4	7	9	11	9
Number of TDRs | TDRs	[1]						2	3
ACI Loans
Accounts Notes And Loans Receivable [Line Items]
Number of Loans Modified | TDRs		0		0	1	1	1	1
Recorded Investment			$ 954		$ 954	$ 954	$ 625	$ 1,854
Number of TDRs | TDRs		0	0	0	0	0	0	0
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Foreclosed residential properties		$ 4,800		$ 4,800		$ 5,100
Energy Sector
Accounts Notes And Loans Receivable [Line Items]
Nonperforming energy credit transferred to the HFS category at the lower of cost or market value		9,900
Commercial Loans
Accounts Notes And Loans Receivable [Line Items]
Loans held for sale		16,000		16,000		9,453	$ 19,314
Mortgage Loans
Accounts Notes And Loans Receivable [Line Items]
Loans held for sale		5,800		5,800
Consumer Loans | Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Residential mortgage loans in process of foreclosure		$ 3,400		$ 3,400		$ 2,100

[1]	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.